SEMI-ANNUAL REPORT AS OF
MARCH 31, 2000 (UNAUDITED)

SEI INSTITUTIONAL
INTERNATIONAL
TRUST

--------------------------------------------------------------------------------
International Equity Fund
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Emerging Markets Equity Fund
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International Fixed Income Fund
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Emerging Markets Debt Fund
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                                 [logo omitted]

TABLE OF CONTENTS

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STATEMENTS OF NET ASSETS.............................................     1
STATEMENTS OF OPERATIONS.............................................    17
STATEMENTS OF CHANGES IN NET ASSETS..................................    18
FINANCIAL HIGHLIGHTS.................................................    20
NOTES TO FINANCIAL STATEMENTS........................................    21

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2000 (UNAUDITED)

INTERNATIONAL
EQUITY FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 95.8%
ARGENTINA -- 0.0%
   Telecom Argentina ADR*             23,000       $   799
                                                   -------
AUSTRALIA -- 1.7%
   APN News & Media Limited*         182,500           429
   Australia & New Zealand
     Bank Group                      350,000         2,212
   Broken Hill Proprietary           726,984         7,883
   Broken Hill Proprietary ADR        27,300           594
   Coca-Cola Amatil Limited          267,052           665
   Coles Myer                      1,009,001         3,986
   Commonwealth Bank
     of Australia                    144,800         1,983
   Erg Limited                       104,800           723
   F.H. Faulding & Company
     Limited                         145,900           619
   John Fairfax Holdings Limited     204,800           741
   Lend Lease                        203,146         2,629
   Macquarie Bank Limited             30,300           486
   National Australia Bank            87,730         1,129
   News Corporation                  603,690         8,445
   Rio Tinto Limited                 194,625         2,769
   Solution 6 Holdings Limited*       62,340           403
   Telstra Corporation               664,781         3,070
   Westpac Banking Corporation       906,325         5,680
   Woodside Petroleum                290,900         1,750
                                                   -------
                                                    46,196
                                                   -------
BELGIUM -- 0.2%
   Fortis, Series B*                 215,200         5,511
                                                   -------
BRAZIL -- 0.5%
   Embratel Participacoes ADR        442,087        11,328
   Telecomunicacoes
     de Sao Paulo ADR                 26,500           787
   Unibanco GDR                       48,000         1,524
                                                   -------
                                                    13,639
                                                   -------
CANADA -- 1.9%
   Bank of Nova Scotia               327,400         6,564
   BCE Incorporated                  133,195        16,639
   Bombardier Incorporated,
     Series B                         37,400           941
   Bombardier Incorporated*          170,000         4,269
   Clarica Life Insurance
     Company                          59,000         1,034
   Manulife Financial
     Corporation                     170,000         2,499
   Noranda                            95,217           979
   Nortel Networks Corporation        88,700        11,148
   Suncor Energy                      44,500         1,930
   Teleglobe                          79,600         2,170
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Teleglobe ADR                       1,200       $    33
   Thomson Corporation               195,900         6,159
                                                   -------
                                                    54,365
                                                   -------
DENMARK -- 0.1%
   Den Danske Bank                    21,190         2,218
                                                   -------
FINLAND -- 1.9%
   Nokia OYJ                         198,600        41,937
   UPM-Kymmene                       367,100        10,348
                                                   -------
                                                    52,285
                                                   -------
FRANCE -- 9.7%
   Accor*                             51,750         2,027
   Alcatel*                           56,600        12,401
   Aventis                           226,892        12,401
   AXA UAP*                          101,331        14,339
   Banque National de Paris*         154,677        12,193
   Bouygues*                          22,700        17,959
   Bouygues Rights*                    6,100            29
   Canal Plus*                        77,800        17,098
   Castorama Dubois*                  45,091         9,668
   Christian Dior                      8,000         1,848
   Compagnie de Saint Gobain*         50,830         6,484
   Equant                             24,687         2,046
   France Telecom*                    28,362         4,878
   Groupe Danone*                     13,000         2,869
   Lafarge*                          129,930        11,062
   Lagardere*                         63,550         5,152
   Louis Vuitton Moet Hennessy         1,600           668
   Michelin, Series B*                93,850         3,008
   Pechiney Ord, Series A*           140,600         6,885
   Peugeot*                          150,100        32,413
   Sanofi-Synthelabo*                127,640         4,860
   Schneider Electric*                36,516         2,327
   Stmicroelectronics*                96,700        17,740
   Suez Lyonnaise-Strip VVPR           2,200            --
   Television Francaise*              11,200         8,240
   Total Fina, Series B              184,292        27,558
   Usinor Sacilor*                   186,950         2,965
   Vivendi*                          280,292        32,272
                                                   -------
                                                   271,390
                                                   -------
GERMANY -- 6.9%
   Aventis                           359,678        19,418
   Bayerische Motoren Werke*         522,537        16,451
   DaimlerChrysler*                   21,000         1,373
   Depfa Deutsche Pfandbriefban*      50,750         4,849
   Deutsche Bank*                    584,117        38,762
   Deutsche Telekom*                 259,202        20,854
   Epcos                              28,200         3,718
   Henkel KGAA*                       22,800         1,312
   Infineon Technology*               96,800         5,277

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2000 (UNAUDITED)

INTERNATIONAL
EQUITY FUND--CONTINUED
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Infineon Technology ADR*           49,800      $  2,860
   MAN                               279,250        10,193
   Metro*                            313,150        12,507
   Siemens                           288,339        41,464
   Thyssen Krupp*                    100,000         2,460
   Veba*                              21,000         1,072
   Viag*                             467,526         9,471
                                                  --------
                                                   192,041
                                                  --------
HONG KONG -- 2.4%
   Automated Systems
     Holdings Limited                750,000           631
   Cable & Wireless HKT Limited    2,931,000         7,679
   Cathay Pacific Airways*         4,992,000         7,405
   Cheung Kong Holdings              404,000         6,045
   China Telecom (Hong Kong)       1,658,000        14,533
   Citic Pacific Limited             957,000         5,801
   CLP Holdings Limited               80,000           359
   Hang Seng Bank                    180,000         1,572
   Henderson Land Development        112,000           528
   HSBC Holdings*                     65,600           767
   Hutchison Whampoa                 731,000        13,190
   Johnson Electric Holdings         300,000         2,052
   Legend Holdings Limited         1,184,000         1,848
   Nanjing Panda Electronics,
     Series H*                       240,000           114
   Peregrine Investment
     Holdings (1)*                   526,000            --
   Sun Hung Kai Properties           195,000         1,690
   Sunday Communications             500,000           156
   Sunevision Holdings*              180,000           301
   Swire Pacific, Series A*          426,000         2,199
   Tan Chong International
     Limited*                      1,241,000           191
   TCL International                 790,000           594
                                                  --------
                                                    67,655
                                                  --------
IRELAND -- 0.1%
   CRH                               141,000         2,526
                                                  --------
ITALY -- 3.7%
   Alleanza Assicurazioni*           232,600         2,280
   Assicurazioni Generali*           128,500         3,558
   Banca Nazionale Del Lavoro*     2,342,609         7,969
   Banca Popolare di Milano*         136,600           945
   Enel                            1,682,200         7,522
   ENI*                            3,207,000        16,026
   Fiat*                              45,000         1,185
   Gucci Group ADR*                   83,924         7,464
   Italcementi*                      167,550         1,474
   Mediaset*                         767,714        15,229
   Telecom Italia Mobile RNC*        862,400         4,120
   Telecom Italia Mobile*          2,401,647        29,419


-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Telecom Italia*                   859,800      $  5,849
                                                  --------
                                                   103,040
                                                  --------
JAPAN -- 27.8%
   Acom                               21,600         2,336
   Advantest                          55,000        11,664
   Aiful Corporation                  40,050         4,444
   Ajinomoto                         158,000         1,922
   Asahi Breweries*                  100,000         1,002
   Autobacs Seven                     53,400         1,647
   Bank of Tokyo-Mitsubishi          436,000         6,225
   Bellsystem 24                       2,000         1,693
   Bridgestone Corporation           125,000         2,755
   Canon                             103,000         4,461
   Chudenko Corporation              123,000         1,999
   Chugai Pharmaceutical             278,000         5,203
   Chuo Mitsui Trust & Banking*      369,300         2,124
   Dai Ichi Pharmaceutical           104,000         1,609
   Dai Nippon Printing               123,000         1,994
   Daito Trust Construction          148,000         2,531
   Daiwa House Industry Limited      650,887         4,453
   DDI Corporation                       595         4,858
   East Japan Railway                    596         3,086
   Fanuc Limited                      29,400         3,079
   Fast Retailing Limited              5,200         2,285
   Fuji Bank                       1,573,000        14,773
   Fuji Heavy Industries             186,000         1,508
   Fuji Photo Film                   190,000         8,358
   Fuji Soft ABC                      32,000         2,180
   Fuji Television Network*               19           329
   Fujikura Limited                  275,000         1,362
   Fujitsu                           648,000        19,866
   Fujitsu Support and Service         6,600         1,112
   Hirose Electric                    36,600         5,161
   Hitachi                           473,000         5,612
   Honda Motor                       530,000        21,871
   Hoya Corporation                   30,000         2,832
   Industrial Bank of Japan          295,000         2,693
   Japan Energy                      764,000           669
   Jusco                             189,000         2,825
   Kaneka Corporation                160,000         1,996
   Kao Corporation                   158,000         4,828
   Keyence Corporation                16,940         6,760
   Kirin Brewery                     170,000         2,078
   Komatsu                           294,000         1,396
   Kyocera Corporation                13,000         2,171
   Matsushita Communications          51,000         9,381
   Matsushita Electric               700,000        20,915
   Mitsubishi Electric               285,000         2,685
   Mitsubishi Heavy Industries     1,839,000         5,781
   Mitsubishi Motors               1,199,000         4,551
   Mitsubishi Trust & Banking        185,000         1,714
   Mitsui & Company                  390,000         3,150

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Mitsui Chemicals                  583,000      $  4,284
   Mitsui Mining & Smelting          315,000         1,919
   Murata Manufacturing              140,000        33,995
   NEC                               743,000        21,910
   Net One Systems                        60         2,161
   Nichicon Corporation               80,000         2,429
   Nidec Corporation                  23,600         2,136
   Nikko Securities                  822,000        12,432
   Nikon                             428,000        16,412
   Nintendo                           49,500         8,696
   Nippon Paper Industries           340,000         2,439
   Nippon Sheet Glass                160,000         1,619
   Nippon Shinpan                    702,000         1,756
   Nippon Steel                    1,176,000         2,804
   Nippon Telegraph & Telephone        3,938        62,471
   Nippon Yusen Kabushiki Kaishi     480,000         2,027
   Nissan Motors                     848,000         3,466
   Nomura Securities                 598,000        19,497
   NTT Data                              281         5,278
   NTT Docomo*                         1,468        60,149
   Obayashi Corporation              146,000           533
   Obic Limited                        2,000         1,401
   Orix                               31,560         4,561
   Rohm Limited                       87,500        30,401
   Ryohin Keikaku                     15,000         2,715
   Saizeriya Co Limited*              21,700         1,584
   Sakura Bank                     1,915,000        14,556
   Sankyo                            230,000         5,786
   Secom                              73,000         6,252
   Sekisui Chemical                  155,000           511
   Sekisui House                     616,000         5,641
   Seven Eleven                       19,000         2,182
   Shimamura                          25,600         2,790
   Shin Etsu Chemical                 53,000         3,214
   Shionogi                          223,000         3,954
   Shiseido                          152,000         2,064
   Shohkoh Fund*                      15,340         2,225
   SMC Corporation                    13,800         2,888
   Softbank Corporation               21,100        18,790
   Sony Corporation                  277,400        39,146
   Sumitomo Bank                     442,000         6,582
   Sumitomo Electric Industries      411,000         5,788
   Sumitomo Forestry Limited         245,000         1,569
   Suzuki Motor                      222,000         3,381
   Taisho Pharmaceutical              46,000         1,585
   Taiyo Yuden                       109,000         7,033
   Takeda Chemical Industries        136,000         9,662
   Takefuji Corporation              114,400        12,247
   TDK Corporation                    13,000         1,769
   Teijin                            364,000         1,541
   THK Corporation                    31,000         1,424
   Tokai Bank                        275,000         1,659
   Tokio Marine & Fire Insurance     176,000         1,807

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Tokyo Electric Power              178,600       $ 3,911
   Tokyo Electronics                 188,000        28,360
   Toppan Printing                   551,000         6,167
   Toray                             468,000         1,804
   Toshiba                           625,000         6,363
   Tostem Corporation                 86,000         1,389
   Toyo Seikan Kaisha                154,000         2,629
   Toyota Motor                      334,000        17,456
   Yakult Honsha                     107,000           950
   Yamanouchi Pharmaceutical          46,000         2,516
   Yamato Transportation              77,000         2,203
                                                  --------
                                                   778,796

                                                  --------
MALAYSIA -- 0.0%
   Westmont Berhad Industries (1)*   218,000            --
                                                  --------
MEXICO -- 0.8%
   Cemex ADR                           5,608           127
   Telefonos de Mexico ADR           341,063        22,851
                                                  --------
                                                    22,978
                                                  --------
NETHERLANDS -- 8.4%
   ABN AMRO Holding*               1,053,900        23,453
   Aegon*                            132,283        10,554
   ASM Lithography Holding            72,900         8,129
   Completel Europe*                 435,300         8,656
   DSM                               101,400         3,659
   Elsevier*                       1,101,046        11,152
   Fortis Amev*                      441,143        11,275
   Heineken Holding, Series A*       109,000         3,749
   Heineken*                          91,000         4,856
   Ing Groep*                        211,284        11,427
   KLM                                46,400           991
   Konink Philips Electronics        215,665        36,186
   KPN*                              279,709        31,978
   Kpnqwest*                         140,151         7,446
   Royal Dutch Petroleum*            326,072        19,008
   United Pan-Europe
     Communications*                 249,872        11,658
   VNU                               480,485        28,258
   World Online International*        83,321         1,859
                                                  --------
                                                   234,294
                                                  --------
NEW ZEALAND -- 0.3%
   Fisher & Paykel Industries         54,400           163
   Fletcher Challenge Paper          139,700            95
   Sky City Limited                   29,800            93
   Telecom of New Zealand          1,457,781         6,585
   Warehouse Group Limited            89,800           183
                                                  --------
                                                     7,119
                                                  --------
NORWAY -- 0.3%
   Norsk Hydro*                      214,500         8,100
                                                  --------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2000 (UNAUDITED)

INTERNATIONAL
EQUITY FUND--CONTINUED
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
-------------------------------------------------------------------------------
PORTUGAL -- 0.%
   Portugal Telecom ADR*             170,000      $  2,114
                                                  --------
SINGAPORE -- 1.0%
   Advanced Systems Automation*      342,000           354
   City Developments*                111,000           503
   Creative Technology                15,850           503
   Creative Technology ADR            18,000           572
   CSE Systems & Engineering*        213,000           184
   Datacraft Asia                     56,000           524
   DBS Group Holdings Limited*     1,209,191        15,967
   GES International                 176,000           309
   Keppel Land International*        175,000           195
   Natsteel Electronics*              33,000           216
   Overseas Chinese Banking          257,150         1,593
   Overseas Union Bank*              116,594           525
   Parkway Holdings*                  76,000           215
   Singapore Airlines Limited         73,500           687
   Singapore Press Holdings          203,178         3,241
   Singapore Tech Engineering*     2,233,000         2,675
   Singapore Telecommunications      237,000           338
   Sunright                          130,000            63
   United Overseas Bank*             104,032           638
                                                  --------
                                                    29,302

                                                  --------
SOUTH AFRICA -- 0.1%
   Sasol                             148,500           929
   South Africa Brewery              165,089         1,266
                                                  --------
                                                     2,195
                                                  --------
SOUTH KOREA -- 0.6%
   Housing & Commercial Bank             270             5
   Korea Telecom ADR                 180,733         7,907
   Kumho Electric                         23             --
   Samsung Electronics GDR*            1,930           344
   SK Telecom ADR                    218,082         8,505
   Trigem Computer Rights*               208             2

                                                  --------
                                                    16,763
                                                  --------
SPAIN -- 1.7%
   Banco Bilbao Vizcaya Argentina    210,600         3,091
   Endesa                            120,316         2,756
   Grupo Dragados                    102,400           881
   Repsol                            241,400         5,284
   Telefonica de Espana*           1,458,945        36,802
                                                  --------
                                                    48,814
                                                  --------
SWEDEN -- 4.0%

   Astrazeneca                       234,786         9,470
   Atlas Copco, Series A*            552,233        13,403
   Electrolux AB*                    614,265        11,607
   Ericsson ADR*                       8,500           797
   Ericsson, Series B*               803,360        70,470

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
-------------------------------------------------------------------------------
   Foreningssparbaken, Series A*     156,700      $  2,128
   Hennes & Mauritz, Series B*       120,000         3,329
   SKF, Series B*                     64,200         1,425
                                                  --------
                                                   112,629
                                                  --------
SWITZERLAND -- 3.3%
   ABB Limited                       152,654        17,523
   Adecco*                            23,116        15,977
   Baloise Holding*                    3,760         3,241
   Compagnie Financiere Richemont      3,285         8,341
   Credit Suisse Group*               84,350        16,780
   Holderbank Financiere Glarus*       3,880         4,617
   Nestle, Registered*                 4,608         8,253
   Novartis*                           5,346         7,306
   Schweizerische
     Rueckversicherungs*               1,430         2,476
   SGS Societe Generale
     Surveillance Holdings*            1,750         3,434
   Swisscom*                          15,684         6,014
                                                  --------
                                                    93,962
                                                  --------
TAIWAN -- 0.7%
   Asustek Computer GDR*             165,000         3,011
   Taiwan Semiconductor ADR          297,550        16,960
                                                  --------
                                                    19,971
                                                  --------
THAILAND -- 0.1%
   Thai Farmers Bank 'F'*          3,263,200         3,604
                                                  --------
UNITED KINGDOM -- 17.5%
   Astrazeneca                       546,409        22,095
   Astrazeneca ADR                    15,300           620
   Barclays Bank                     620,737        16,430
   Berkeley Group                    120,633         1,004
   Billiton                          317,395         1,487
   Boc Group                         201,900         3,945
   BP Amoco                          384,200         3,509
   BPB                               162,400           810
   British Aerospace               1,915,866        10,801
   British Airways                   370,000         1,942
   British American Tobacco          646,300         3,554
   British Sky Broadcasting          535,407        14,155
   British Telecommunications        952,962        17,833
   Cable & Wireless                  738,712        13,859
   Cadbury Schweppes                 816,800         5,480
   CGU                               209,200         2,915
   CMG                                68,900         5,899
   Coca-Cola Beverages               899,000         1,682
   Colt Telecom Group                 43,900         2,087
   Corus Group                     1,000,000         1,624
   Energis                            52,659         2,451
   Enterprise Oil                    266,400         1,906
   George Wimpey                     762,500         1,220
   GKN*                              194,800         2,425

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
-------------------------------------------------------------------------------
   Glaxo Wellcome                  1,027,739     $  29,380
   Granada Group                   1,232,608        13,202
   Hanson*                           141,400         1,008
   Invensys                        2,254,700        10,001
   Kelda Group                       239,700         1,015
   Kingfisher*                        67,200           551
   Lloyds TSB Group                  802,300         8,459
   Logica*                           103,700         3,470
   Lonmin*                           180,000         1,892
   New Dixons Group                  623,594         2,883
   Next                              185,100         1,377
   Railtrack Group                   293,300         3,426
   Rank Group*                       650,000         1,553
   Reed International*             1,006,269         7,336
   Reuters Group                     861,449        17,451
   Rio Tinto*                        226,250         3,792
   Rolls-Royce                       275,279           891
   Royal & Sun Alliance              447,317         2,807
   Royal Bank of Scotland Group      618,770         9,096
   Scottish & Newcastle              741,900         5,172
   Scottish Power                  1,562,801        12,638
   Severn Trent                      181,600         1,634
   Shell Transportation & Trading*   408,000         3,379
   Signet Group                    1,065,600           908
   SmithKline Beecham                964,218        12,715
   Standard Chartered Bank         1,029,484        14,010
   Tate & Lyle                       420,000         1,463
   TeleWest Communications         1,585,980        12,162
   Thames Water                      398,775         4,506
   TI Group                          534,000         2,628
   Unilever                          239,500         1,532
   United Utilities                1,161,000        12,111
   Vodafone Airtouch              25,990,374       144,253
   WPP Group                          87,900         1,543
                                                 ---------
                                                   489,975
                                                 ---------
Total Foreign Common Stocks
   (Cost $2,112,575)                             2,682,281
                                                 ---------
FOREIGN PREFERRED STOCKS -- 1.1%
GERMANY -- 1.0%
   SAP*                               38,637        27,781
                                                 --------
ITALY -- 0.1%
   Fiat*                             174,500         2,559
                                                 ---------
Total Foreign Preferred Stocks
   (Cost $30,118)                                   30,340
                                                 ---------

-------------------------------------------------------------------------------
                                      FACE         MARKET
DESCRIPTION                       AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill (2)
     6.090%, 11/09/00                $ 4,500     $   4,336
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $4,339)                                     4,336
                                                 ---------
REPURCHASE AGREEMENTS -- 1.8%
   J.P. Morgan (2)
     6.07%, dated 03/31/00, matures 04/03/00,
      repurchase price $15,096,645
     (collateralized by Freddie Mac Discount
      Notes, due 06/08/00, par value
     $15,484,000, market value
     $15,308,009)                     15,007        15,007
   Morgan Stanley (2)
     6.07%,dated 03/31/00, matures
     04/03/00, repurchase price $15,129,071
     (collateralized by U.S. Treasury
     Note, due 06/30/01, 5.75%, par value
     $250,000, market value $251,459, and
     Sallie Mae Global Funding Note, due
     06/15/00, par value $15,140,000,
     market value $15,140,802)        15,040        15,040
   State Street Bank 4.75%, dated
     03/31/00, matures 04/03/00,
     repurchase price collateralized
     by various U.S. Treasury Notes, due
     05/15/03-05/15/21, 8.125%-10.75%,
     ranging in par value
     $1,489,000-10,857,000, total
     market value $20,446,628)        20,030        20,030
                                                ----------
Total Repurchase Agreements
   (Cost $50,077)                                   50,077
                                                ----------
Total Investments -- 98.9%
   (Cost $2,197,109)                            $2,767,034
                                                ----------
Other Assets and Liabilities, Net-- 1.1%            32,010
                                                ----------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2000 (UNAUDITED)

INTERNATIONAL
EQUITY FUND--CONCLUDED
-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                                     VALUE (000)
-------------------------------------------------------------------------------

NET ASSETS:

Portfolio Shares of Class A (unlimited
   authorization -- no par value)
   based on 194,564,989 outstanding
   shares of beneficial interest                $2,124,500
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based on
   40,392 outstanding shares
   of beneficial interest                              420
Distributions in excess of net
   investment income                               (36,324)
Accumulated net realized gain
   on investments                                  140,527
Net unrealized appreciation on
   investments                                     569,925
Net unrealized appreciation on
   futures contracts                                    80
Net unrealized depreciation on
   forward foreign currency contracts,
   foreign currency and translation of
   other assets and liabilities in
   foreign currency                                    (84)
                                                ----------
 Total Net Assets-- 100.0%                      $2,799,044
                                                ==========
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE --
   CLASS A                                          $14.38
                                                ==========
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE --
   CLASS D                                          $14.25
                                                ==========
MAXIMUM OFFERING PIECE PER SHARE --
   CLASS D ($14.25/95%)                             $15.00
                                                ==========

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
'F' -- FOREIGN
GDR -- GLOBAL DEPOSITORY RECEIPT
RNC -- RISPARMIO NON-CONVETIBLE

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(1) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. (2) SECURITIES SEGREGATED TO COLLATERALIZE FUTURES CONTRACTS WITH AN AGGREGATE MARKET VALUE OF $36,427,866. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EMERGING MARKETS
EQUITY FUND
-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 88.5%
ARGENTINA -- 1.4%
   Banco Rio de la Plata ADR*         83,435      $  1,194
   Quilmes Industrial ADR*           298,140         3,130
   Telecom Argentina Stet
     France ADR*                     171,174         5,948
   Telefonica Argentina ADR          193,376         7,590
                                                  --------
                                                    17,862
                                                  --------
BRAZIL -- 6.1%
   Aracruz Celulose ADR*              99,946         2,111
   Banco Bradesco
     Sponsored ADR                     1,700            14
   Centrais Eletricas Brasileiras 69,536,000         1,242
   Centrais Eletricas
     Brasileiras ADR                  22,740           202
   CIA Cervejaria Brahma ADR          85,420         1,379
   CIA Electric Est Rio Janeiro* 6,687,282,000       2,043
   CIA Paranaense Energia ADR        186,964         1,589
   CIA Siderurgica Nacional ADR       11,100           390
   CIA Vale Rio Doce ADR*             43,705         1,197
   Companhia Riograndense
     Telecom*                      6,971,641         3,174
   Eletropaulo Eletrecidade
     Metropolitana                63,513,462         4,781
   Embratel Participacoes            208,681         5,347
   Globo Cabo ADR                    140,700         2,638
   Petrobras ADR*                    146,295         3,982
   Sider Nacional, Series A       87,268,000         3,098
   Tele Centro Sul
     Participacoes ADR                48,580         3,935
   Tele Norte Celular
     Participacoes ADR                 3,050           189
   Tele Norte Leste
     Participacoes ADR*              336,600         8,962
   Telebras ADR                       33,870         5,070
   Telecomunicacoes de Sao Paulo
     Participacoes ADR               274,145         8,139
   Telecomunicacoes do Parana*     4,866,000         2,103
   Teleleste Celular
     Participacoes ADR                 2,600           156
   Telesp Celular Participacoes      159,590         9,047
   Telesp Celular
     Participacoes ADR           128,040,709         3,778
   Telesudeste Celular ADR                60             3
   Unibanco GDR*                     148,731         4,722
                                                  --------
                                                    79,291
                                                  --------
CHILE -- 1.5%
   Banco De A. Edwards ADR*           96,069         1,769
   Banco Santander ADR*               25,455           347
   Banco Santiago ADR                 52,550         1,038
   Cervecerias Unidas ADR             92,981         2,313
6

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Chilectra ADR                     148,933      $  2,611
   CIA Telecomunicacion
     Chile ADR                       220,090         5,007
   Distribucion y Servicio ADR       109,576         1,966
   Empresa Nacional
     de Electricidad ADR*            100,527         1,093
   Enersis ADR*                       92,090         1,871
   Quinenco ADR*                     104,242         1,173
                                                  --------
                                                    19,188
                                                  --------
COLOMBIA -- 0.0%
   Bavaria                            26,260           115
                                                  --------
CZECH REPUBLIC -- 1.0%
   Ceska Sporitelna*                  97,500           552
   Ceske Radiokomunikace
     GDR 144a (A)*                    43,600         2,256
   Ceske Radiokomunikace GDR*         16,200           838
   Cesky Telecom GDR*                132,300         2,894
   CEZ*                              448,810         1,430
   Galena*                             8,000           150
   Komercni Banka*                    44,740         1,196
   SPT Telecom*                      168,080         3,651
   Tabak*                              2,200           396
                                                  --------
                                                    13,363
                                                  --------
EGYPT -- 0.3%
   Al Ahram Beverage GDR 144a (A)*    59,700         1,084
   Alexandria National Iron & Steel*   2,650            93
   Mobinil Egyptian Mobile Network*   44,700         2,166
                                                 --------
                                                     3,343
                                                 --------
GREECE -- 4.0%
   Alpha Credit Bank*                 99,024         6,675
   Attica Enterprises*                79,020         1,007
   Commercial Bank of Greece*         53,825         3,190
   Delta Informatics                  73,200         1,598
   Folli-Follie Abee*                 90,250         1,842
   Hellenic Telecommunications
     Organization*                   530,188        15,095
   Intracom*                          99,000         4,292
   Maillis*                           65,580         1,623
   National Bank of Greece*          127,792         8,965
   Panafon Hellenic Telecom*         435,100         6,412
   STET Hellas Telecomm ADR*          55,800         1,604
                                                  --------
                                                    52,303
                                                  --------
HONG KONG -- 1.4%
   China Telecom*                  1,014,000         8,888
   China Travel International      3,000,000           651
   Citic Pacific Limited             300,000         1,819
   Legend Holdings Limited*        1,464,000         2,284

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Nanjing Panda Electronics,
     Series H*                     1,600,000      $    760
   Pacific Century
     CyberWorks Limited*             300,000           701
   Shanghai Industrial Holdings*     360,000           728
   Shanghai Petrochemical
     Limited*                      4,150,000           442
   TCL International*                550,000           413
   Yizheng Chemical Fibre*        10,324,000         1,976
                                                  --------
                                                    18,662
                                                  --------
HUNGARY -- 1.8%
   Borsodchem GDR*                    23,700           909
   Egis*                              30,400         1,507
   Gedeon Richter GDR 144a (A)*        2,500           164
   Gedeon Richter GDR*                29,695         1,952
   Magyar Tavkozlesi ADR*            308,510        13,767
   MOL Magyar Olaj
     ES Gazipari GDR 144a (A)*        84,790         1,643
   OTP Bank GDR*                      42,220         2,285
   Tiszai Vegyi Kombinat*             97,293         1,781
                                                  --------
                                                    24,008
                                                  --------
INDIA -- 6.9%
   Arisaig India Fund*               149,953         3,713
   Ashok Leyland Limited GDR*         35,000           173
   BSES GDR*                         249,950         4,568
   Gujarat Ambuja Cement GDR*        568,200         2,699
   Hindalco Industries GDR*          317,700         5,703
   ICICI Limited ADR*                301,180         6,802
   Infosys Technologies              144,122        27,816
   ITC GDR*                           80,770         1,551
   Larsen & Toubro GDR*              363,600         5,249
   Mahindra & Mahindra
     Sponsored GDR*                  348,000         2,915
   Ranbaxy Laboratories GDR          383,900         8,196
   Satyam Infoway ADR*                37,300         2,000
   SSI GDR 144a (A)*                  96,900         1,395
   State Bank of India ADR*          323,300         3,176
   Videsh Sanchar GDR                514,950        13,788
                                                  --------
                                                    89,744
                                                  --------
INDONESIA -- 1.2%
   Astra International*            2,234,000         1,072
   Gudang Garam*                     438,000           838
   Hanjaya Mandala Sampoerna*        441,500           736
   Indah Kiat Pulp & Paper*        4,461,000         1,476
   Indofood Sukses Makmur*           851,000           648
   Indosat*                          588,500         1,005
   PT Matahari Putra Prima*        2,600,000           353
   PT Tempo Scan Pacific*          1,095,000           540
   Ramayana Lestari*                 849,000           497

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2000 (UNAUDITED)

EMERGING MARKETS EQUITY
FUND--CONTINUED
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Reliance Industries GDR*          229,800      $  5,153
   Telekomunikasi Indonesia*       5,659,460         2,753
                                                  --------
                                                    15,071
                                                  --------
IRELAND -- 0.2%
   Antofagasta Holdings              330,600         2,074
                                                  --------
ISRAEL -- 1.6%
   Bank Hapoalim                     873,200         2,783
   Bank Leumi Le Israel*           1,118,498         2,592
   Bezeq Israeli Telecommunication*    2,800            15
   Check Point Software
     Technologies Limited*            20,300         3,473
   Ectel Limited*                     27,900           555
   Gilat Satellite Networks*          19,500         2,286
   M-Systems Flash Disk Pioneer*      18,500           981
   Orckit Communications Limited*     48,400         3,243
   Radware Limited*                   36,400         1,411
   Teva Pharmaceuticals ADR          106,400         3,970
                                                  --------
                                                    21,309
                                                  --------
MALAYSIA -- 3.9%
   AMMB Holdings Berhad*             625,000         2,336
   British American Tobacco          230,400         1,758
   Commerce Asset Holdings*        1,377,000         3,950
   Genting Berhad*                   574,000         2,387
   IOI Corporation Berhad          2,527,000         1,835
   MAA Holdings Berhad*              604,400         1,988
   Malayan Banking Berhad          1,624,600         7,140
   Malayan Cement Berhad*          1,416,000           522
   Malaysian Pacific Industries      500,000         6,711
   Mesiniaga Berhad*                 380,000         1,590
   New Straits Times Press           127,000           565
   O.Y.L. Industries                   4,000            13
   Resorts World Berhad*             253,000           839
   Telekom Malaysia*               1,145,000         4,701
   Tenaga Nasional                 3,222,000        10,853
   UMW Holdings Berhad*              304,000           660
   United Engineers Warrants*         40,000            69
   United Engineers*                 555,000         1,563
   YTL Corporation Berhad            582,000         1,103
                                                  --------
                                                    50,583
                                                  --------
MEXICO -- 13.3%
   ALFA, Series A                  1,088,599         4,177
   Carso Telecom*                  5,144,968        16,737
   Cemex ADR*                        169,280         3,830
   Cemex*                          1,636,191         7,444
   Coca Cola Femsa ADR*              153,520         2,850
   Controladora Commercial
     Mexicana*                     1,456,000         1,973
   Corporacion Interamericana
     de Enterenemienta, Series B*  1,777,800         9,126

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Empresas ICA Sociedad
     Controladora ADR*               116,734        $  285
   Empresas ICA Sociedad
     Controladora*                   650,031           263
   Fomento Economico
     Mexica Units*                 1,867,989         8,651
   Fomento Economico
     Mexicano ADR*                    62,911         2,831
   Grupo Carso, Series A1*           735,870         2,783
   Grupo Financiero Banamex,
     Series O*                     1,894,485         8,804
   Grupo Financiero Bancomer,
     Series O*                     5,706,010         3,231
   Grupo Financiero Banorte*       1,092,327         1,674
   Grupo Industria Bimbo, Series A*  304,633           513
   Grupo Mexico, Series B*           767,070         3,598
   Grupo Modelo, Series C*           664,000         1,442
   Grupo Radio Centro ADR             47,875           648
   Grupo Sanbornis, Series B*        468,875         1,059
   Grupo Televisa GDR*               223,814        15,219
   Kimberly Clark de Mexico,
     Series A                      2,154,304         7,427
   Organizacion Soriana, Series B*   537,783         2,499
   Panamerican Beverages              65,000         1,146
   Pepsi-Gemex ADR*                   46,500           253
   Telefonos de Mexico  ADR          747,836        50,105
   Tubos de Acero de Mexico ADR*      73,651         1,206
   TV Avteca ADR                     208,800         3,080
   Vitro ADR*                        178,480           848
   Walmart de Mexico, Series C*      613,505         1,465
   Walmart de Mexico ADR, Class V    180,072         4,502
   Walmart de Mexico, Series V *   1,179,244         2,957
                                                  --------
                                                   172,626
                                                  --------
PERU -- 0.5%
   Buenaventura ADR                   87,229         1,527
   Credicorp ADR*                    109,400         1,183
   Telefoncia del Peru ADR           204,448         3,476
                                                  --------
                                                     6,186
                                                  --------
PHILIPPINES -- 0.2%
   ABS-CBN Broadcasting*           1,122,500         1,586
   SM Prime Holdings*              8,720,900         1,190
                                                  --------
                                                     2,776
                                                  --------
POLAND -- 1.8%
   Bank Polska Kasa Opieki*           58,800           791
   Bank Rozwoju Eksportu*             29,258         1,056
   Elektrim*                         120,690         1,755
   Kghm Polska Meidz GDR*            105,900         1,702
   Netia Holdings*                    40,500         1,418
   Optimus*                           47,965         2,929

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Orbis*                             69,604      $    654
   Polski Koncern Naftowy GDR*       126,100         1,406
   Prokom GDR*                        53,500         1,525
   Prokom Software*                   25,500         1,403
   Softbank GDR*                      48,500         3,087
   Telekom Polska GDR*               558,690         5,266
                                                  --------
                                                    22,992
                                                  --------
RUSSIA -- 3.1%
   AO Tatneft ADR*                   182,609         2,397
   Golden Telecom ADR*                29,300         1,333
   Lukoil Holding ADR*               237,700        14,024
   Rostlecom ADR*                    107,800         2,560
   Surgutneftegaz ADR*               581,100         7,772
   Unified Energy Systems GDR        471,600         9,149
   Vimpel Communication ADR*          59,800         2,530
                                                  --------
                                                    39,765
                                                  --------
SINGAPORE -- 0.6%
   Datacraft Asia                    580,000         5,423
   Natsteel Electronics*             396,000         2,591
                                                  --------
                                                     8,014
                                                  --------
SOUTH AFRICA -- 8.0%
   African Bank Limited*             909,484         1,932
   African Oxygen                    810,531         1,641
   Amalgamated Banks of
     South Africa                    160,600           589
   AMB Holdings Limited*              75,192           110
   Anglo American Platinum
     Corporation                     184,200         4,915
   Anglogold Limited                  28,300         1,369
   Barlow Rand                       181,800         1,207
   Bidvest Group                     201,035         1,542
   BOE Corporation Limited         1,557,634         1,128
   Comparex Holdings Limited         275,400           492
   Datatec Limited*                  175,100         3,115
   De Beers Centenary*               284,600         6,678
   Dimension Data Holdings*        1,302,789        12,028
   Fedsure Holdings Limited*          84,700           488
   Firstrand                       5,656,200         6,853
   Foschini                          786,241         1,640
   Gencor Limited*                   765,700         2,989
   Gold Fields Limited               463,940         1,622
   Impala Platinum Holdings
     Limited                          63,800         2,221
   Imperial Holdings                 365,170         3,136
   Investec Group                    105,800         4,222
   Iscor  Limited*                   264,500           710
   Ixchange Technology Holdings*     325,200         1,284
   JD Group Limited                   90,900           624
   Liberty Life                      203,900         1,954
   M-Cell Limited                    434,900         2,401

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Metro Cash & Carry Limited      1,003,600      $    870
   Metropolitan Life                 268,900           342
   MIH Holdings Limited*             221,500         2,242
   MIH Limited*                       31,200         1,903
   Nampak*                           384,400           896
   Nasionale Pers Beperk*            128,500         1,575
   Nedcor                            235,529         4,811
   New Africa Investments,
     Series N*                     3,188,400           763
   Old Mutual*                       697,200         1,652
   Omni Media                        105,900         2,923
   Pick N Pay Holdings             2,049,224         1,210
   Pick N Pay Stores                  77,312           113
   Rembrandt Group                   176,420         1,569
   Sanlam                          2,663,700         3,395
   Sappi Limited                     191,100         1,483
   Sasol                             779,700         4,879
   South African Breweries           549,975         4,217
   Tegniese Beleggings Korporasie    246,100         1,208
   Tiger Brands                      137,600         1,436
   Woolworths Holdings               609,526           346
                                                  --------
                                                   104,723
                                                  --------
SOUTH KOREA -- 11.2%
   Cybertek Holdings                  17,920           728
   Dacom Corporation                  11,130         3,032
   Daou Technology                   110,500         2,280
   Daum Communications*               20,000         1,855
   Dongwon Securities*               103,215         1,555
   Dongwon Securities Rights*         39,320            37
   Hanwha Chemical                   597,987         4,573
   Hite Brewery Limited              127,866         2,858
   Housing & Commercial Bank         148,467         2,889
   Hyundai Electronics Industries    233,915         5,208
   Jang Media Interactive             10,900           741
   Kookmin Bank                      228,717         2,318
   Korea Electric Power              296,370         8,449
   Korea Line Company                    278             2
   Korea Mobile Telecom ADR          348,497        13,591
   Korea Next Eduaction Service*       5,170           744
   Korea Telecom                      21,740         1,928
   Korea Telecom ADR                  51,749         2,264
   Kumho Electric                        882            17
   Lg Chemical                        93,000         2,660
   Lg Home Shopping                    6,990           746
   Locus*                             19,340         2,503
   Mirae                             728,250         4,086
   Pohang Iron & Steel                53,585         5,216
   Pohang Iron & Steel ADR            98,300         2,703
   Samsung                           197,500         2,654
   Samsung Electronic                183,866        55,742
   Samsung Electronics GDR
     144A (A)*                            70            13

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2000 (UNAUDITED)

EMERGING MARKETS EQUITY
FUND--CONTINUED
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Samsung Electronics GDR,
     Class A*                            874      $     83
   Samsung Securities*               109,252         2,620
   Serome Technology                  13,880           708
   Shinhan Bank GDR*                  55,345         1,176
   SK Telecom                          2,130         6,939
   Trigem Computer                    18,900         1,462
   Trigem Computer Rights*             3,554            37
   Turbo Tek Company                  34,000           717
                                                  --------
                                                   145,134
                                                  --------
TAIWAN -- 12.2%
   Accton Technology GDR*            560,106         4,369
   Acer GDR*                         982,210        13,702
   Acer Peripherals*                 748,000         3,767
   Advanced Semiconductor
     Engineering*                    598,444         2,265
   Advanced Semiconductor
     Engineering GDR*                 75,397         1,608
   Ase Test*                         114,900         3,332
   Asia Cement GDR*                  238,968         2,151
   Asustek Computer*                 195,330         2,450
   Asustek Computer GDR              438,036         7,994
   Bank Sinopac*                   6,149,546         3,886
   Cathay Life Insurance*          1,018,000         2,815
   China Development*              1,071,000         1,851
   China Steel GDS*                  124,370         1,772
   China Steel*                    1,050,000           757
   Chung Housing Bills Finance*      981,342           383
   Compal Electronics GDR             19,900           417
   Compal Electronics*               145,651           606
   CTCI*                             600,000           529
   D Link GDR*                       299,600         6,498
   Dbtel*                            487,000         1,892
   Delta Electronics*                546,000         3,001
   Evergreen Marine GDR*             101,520         1,003
   Far Eastern Textile GDR*           62,290         1,627
   Far Eastern Textile Limited       660,000         1,369
   Formosa Chemicals & Fibre*        600,000           936
   Fubon Insurance GDR*              175,740         1,867
   Gigamedia Limited*                 43,600         2,365
   Hon Hai Precision Industry
     GDR (A)*                        424,460        14,708
   Hon Hai Precision Industry*       420,000         4,880
   Hua Nan Bank*                   1,130,000         1,350
   Macronix International ADR         16,300           473
   Macronix International*           464,000         1,329
   Pacific Electric Wire & Cable*    962,000         1,235
   Powerchip Semiconductor ADR*       70,430         1,541
   Ritek Corporation GDR*            211,480         3,817
   Siliconware Precision Industries
     GDR*                             89,650         1,221
   Siliconware Precision Industries* 600,000         1,343

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Synnex Technology International
     GDR*                             99,030      $  3,132
   Synnex Technology International*  390,176         3,095
   Taiwan American Fund*              80,000         1,805
   Taiwan Pulp & Paper*              700,000           328
   Taiwan Semiconductor ADR*         243,206        13,863
   Taiwan Semiconductor*           2,250,000        15,183
   Tatung*                         1,000,000         1,136
   Union Petrochemical*            1,050,000           753
   United Microelectronics*          689,050         2,676
   Walsin Lihwa GDR*                   3,790            37
   Winbond Electronics 144a (A)*     163,700         4,882
   Yageo GDR                         678,860         4,582
   Yang Ming Marine
     Transport GDR*                  103,425           768
                                                  --------
                                                   159,349
                                                  --------
THAILAND -- 1.0%
   Advanced Info Service 'F'*         82,000         1,237
   Bangkok Bank 'F'*                 784,700         1,349
   Bec World Public 'F'*             150,300         1,097
   Grammy Entertainment 'F'*          38,300           157
   Hana Microelectronics
     Public Company 'F'*             217,800         1,948
   Jasmine International Public
     Company*                        110,500            71
   Kce Electronics 'F'               321,360         1,080
   National Petrochemical 'F'      1,143,800         1,210
   PTT Exploration 'F'*              148,100           764
   Quality House Limited 'F'*            900            --
   Siam Cement 'F'*                   62,700         1,526
   Siam Panich Leasing Warrants*     225,000            --
   Telecomasia 'F'*                1,281,500         2,119
   Thai Farmers Bank 'F'*            886,100           980
                                                  --------
                                                    13,538
                                                  --------
TURKEY -- 4.0%
   Akcansa Cimento*               37,600,000           766
   Alarko Holdings*               20,387,500         1,177
   Arcelik*                       52,480,290         2,941
   Aygaz*                         10,584,500         1,061
   Dogan Sirketler Grubu
     Holdings*                   106,254,167         3,880
   Dogan Yayin Holding*          264,192,000         6,394
   Eregli Demir Ve Celik
     Fabrikalari*                 42,054,200         1,928
   Finansbank*                    78,500,000           567
   Haci Omer Sabanci Holdings*    53,379,844           975
   Haci Omer Sabanci
     Holdings Rights*             31,649,996           524
   Hurriyet Gazetesi*            145,329,300         3,270
   Koc Holdings*                   7,740,000         1,709
   Migros Turk*                    3,071,418         1,695

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
-------------------------------------------------------------------------------
   Netas Northern Electric
     Telecom*                     12,700,000      $  1,596
   Trakya Cam Sanayii*            71,489,200         1,129
   Turkiye Garanti Bankasi       413,684,700         5,269
   Turkiye Is Bankasi*           133,640,000         5,788
   Vestel Elektronik
     Sanayi ve Ticaret*            7,134,000         2,393
   Yapi Ve Kredi Bankasi*        356,503,303         9,536
                                                ----------
                                                    52,598
                                                ----------
UNITED STATES -- 0.9%
   Amdocs Limited*                    19,900         1,466
   Comverse Technology*               21,400         4,045
   Impsat Fiber Networks*            104,400         2,923
   Seminis*                          115,625           744
   StarMedia Network*                 51,400         1,545
   Tricom ADR*                        32,200           754
                                                ----------
                                                    11,477
                                                ----------
VENEZUELA -- 0.4%
   Compania Anonima Nacional
     Telecom ADR                     159,792         4,634
                                                ----------
Total Foreign Common Stocks
   (Cost $786,511)                               1,150,728
                                                ----------
FOREIGN PREFERRED STOCKS -- 5.3%
BRAZIL -- 5.3%
   Banco Bradesco                714,057,380         5,947
   Banco Itau                     37,162,320         3,320
   Brahma*                         1,399,000         1,112
   Celular CRT Participacoes*     15,686,441         7,233
   Cemig ADR*                         44,260           770
   Cemig CIA Energy*             117,407,175         2,063
   Centrais Eletricas Brasileiras,
     Series B*                    72,847,300         1,407
   CIA Vale do Rio Doce
     Unconverted Participants*         8,352            --
   CIA Vale do Rio, Series A         300,088         8,216
   Companhia Paranese
     de Energia, Series B*       171,731,969         1,460
   Eletrobras ADR*                   137,000         1,307
   Embratel Participacoes        149,500,200         3,826
   Gerdau                         96,002,000         2,518
   Itausa Investimentos*           2,129,362         2,086
   Petrol Brasileiros             59,125,286        16,085
   Tele Centro Sul Participacoes 117,718,297         1,926
   Tele Leste Celular
     Participacoes*              870,935,729         1,064
   Tele Nordeste Celular
     Participacoes                86,744,800           320
   Tele Norte Celular Particacoes 768,650,400          953
   Tele Norte Leste Participacoes* 68,042,200        1,831

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
-------------------------------------------------------------------------------
   Tele Sudeste Celular
     Participacoes                98,723,000    $    1,000
   Telecom Brasileiros*            2,940,053           441
   Telesp Celular Participacoes  132,320,690         3,012
   Usiminas Gerais*                  156,931           787
                                                ----------
                                                    68,684
                                                ----------
RUSSIA -- 0.1%
   Lukoil Holding ADR*                52,800           851
   Surgutneftegaz ADR*                58,000           580
                                                ----------
                                                     1,431
                                                ----------
THAILAND -- 0.0%
   Siam Commercial Bank Warrants*    165,000            40
                                                ----------
Total Foreign Preferred Stocks
   (Cost $39,592)                                   70,155
                                                ----------
FOREIGN CONVERTIBLE BONDS -- 0.0%
TAIWAN -- 0.0%
   Walsin Lihwa
     3.250%, 06/16/04                    500           579
                                                ----------
Total Foreign Convertible Bonds
   (Cost $495)                                         579
                                                ----------
REPURCHASE AGREEMENTS -- 6.1%
   J.P. Morgan
     6.10%, dated 03/31/00, matures
     04/03/00, repurchase price
     $45,951,949 (collateralized
     by Fannie Mae Discount Note,
     due 05/22/00, par value
     $9,116,000, market value
     $8,999,352 and Freddie Mac
     Fixed Rate Note, due 03/15/2009,
     5.75% par value $41,634,000,
     market value $37,732,686)       $45,815        45,815
   State Street Bank 4.75%, dated
     03/31/00, matures 04/03/00,
     repurchase price $32,923,027
     (collateralized by various U.S.
     Treasury Notes, due 05/15/02-05/15/21,
     7.50%-8.125%, ranging in par value
     $7,401,000-$17,723,000, total
     market value $33,576,708)        32,910        32,910
                                                ----------
Total Repurchase Agreements
   (Cost $78,725)                                   78,725
                                                ----------
Total Investments -- 99.9%
   (Cost $905,323)                              $1,300,187
                                                ----------
Other Assets and Liabilities, Net-- 0.1%               894
                                                ----------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2000 (UNAUDITED)

EMERGING MARKETS EQUITY
FUND--CONCLUDED
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                                      VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
 authorization -- no par value) based on
 105,511,918 outstanding shares
 of beneficial interest                         $1,039,342
Distributions in excess of net
   investment income                                (9,637)
Accumulated net realized loss
   on investments                                 (122,411)

Net unrealized appreciation
   on investments (1)                              394,864
Net unrealized depreciation on
   forward foreign currency contracts,
   foreign currency and translation
   of other assets and liabilities

   in foreign currency                              (1,077)

                                                ----------
 Total Net Assets -- 100.0%                     $1,301,081
                                                ==========
NET ASSET VALUE, OFFERING AND

   REDEMPTION PRICE PER SHARE -- CLASS A            $12.33
                                                ==========
* NON-INCOME PRODUCING SECURITY

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) NET OF $1,085,644 ACCRUED FOREIGN WITHHOLDING TAXES ON APPRECIATED
    SECURITIES.

(A) SECURITES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
ADR -- AMERICAN DEPOSITORY RECEIPT
'F' -- FOREIGN SHARES
GDR -- GLOBAL DEPOSITORY RECEIPT
GDS -- GLOBAL DEPOSITORY SHARE

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INTERNATIONAL FIXED
INCOME FUND
--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
FOREIGN BONDS -- 83.5%
CANADA -- 11.5%
   Canadian Treasury Bill
      5.590%, 08/17/00               135,770      $ 91,791
   Government of Canada
      5.500%, 06/01/09                21,000        14,059
      9.000%, 06/01/25                 6,010         5,848
                                                  --------
                                                   111,698
                                                  --------
CAYMAN ISLANDS -- 2.1%
   MBNA Europe (A)
      3.629%, 04/10/05                21,860        20,839
                                                  --------
DENMARK -- 0.5%
   Kingdom of Denmark
      7.000%, 11/15/07                35,700         5,007
                                                  --------
FRANCE -- 4.9%
   French Treasury Bill
      3.670%, 04/20/00                25,600        24,412
   Government of France BTAN
      4.000%, 07/12/00                11,610        11,094
   Government of France OAT
      4.000%, 10/25/09                13,660        11,747
                                                  --------
                                                    47,253
                                                  --------
GERMANY -- 19.3%
   Bundesschatzanweisungen
      3.250%, 09/15/00                27,570        26,271
      3.000%, 12/15/00                30,770        29,202
   Duetschland Republic
      5.375%, 01/04/10                61,685        59,588
      6.250%, 01/04/24                31,433        32,332
   KFW International Finance
      6.625%, 04/15/03                   583           583
   Republic of Germany
      6.000%, 01/04/07                40,270        40,295
                                                  --------
                                                   188,271
                                                  --------
GREECE -- 3.7%
   Government of Greece
      8.700%, 04/08/05             5,359,500        17,031
      8.600%, 03/26/08             5,948,500        19,514
                                                  --------
                                                    36,545
                                                  --------
HUNGARY -- 2.5%
   Government of Hungary
     10.500%, 05/12/04             6,177,670        24,298
                                                  --------
12

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
ITALY -- 10.3%
   Italian Treasury Bill
      2.340%, 04/28/00                52,720      $ 50,283
   Republic of Italy
      6.000%, 05/15/00                 7,400         7,088
      4.500%, 07/15/03                24,109        22,928
      1.800%, 02/23/10             2,080,000        20,213
                                                  --------
                                                   100,512
                                                  --------
JAPAN -- 11.4%
   Asian Development Bank
      3.125%, 06/29/05             3,413,000        36,340
   European Investment Bank
      3.000%, 09/20/06             3,450,000        36,850
   Export-Import Bank
      2.875%, 07/28/05             3,560,000        37,575
                                                  --------
                                                   110,765
                                                  --------
NETHERLANDS -- 4.8%
   Kingdom of Netherlands
      5.500%, 01/15/28                50,082        46,753
                                                  --------
POLAND -- 1.8%
   Government of Poland
      8.500%, 02/12/05                84,549        17,404
                                                  --------
SPAIN -- 3.2%
   Government of Spain
      4.250%, 07/30/02                32,990        31,254
                                                  --------
SWEDEN -- 2.2%
   Kingdom of Sweden
     10.250%, 05/05/03               164,400        21,691
                                                  --------
UNITED KINGDOM -- 5.3%
   European Investment Bank
      6.000%, 12/07/28                 3,630         6,161
   United Kingdom Treasury
      8.500%, 07/16/07                15,177        28,087
      8.000%, 12/07/15                 8,410        17,807
                                                  --------
                                                    52,055
                                                  --------
Total Foreign Bonds
   (Cost $816,013)                                 814,345
                                                  --------

U.S. TREASURY OBLIGATIONS -- 2.6%
   U.S. Treasury Bill
      5.030%, 04/20/00 (2)             2,000         1,994
      5.780%, 06/22/00                23,490        23,192
                                                  --------
Total U.S. Treasury Obligations
   (Cost $25,185)                                   25,186
                                                  --------


--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)

--------------------------------------------------------------------------------
TIME DEPOSIT -- 8.8%
   State Street (2)
      0.030%, 04/28/00        JPY  8,825,000      $ 85,888
                                                  --------
Total Time Deposit
   (Cost $82,693)                                   85,888
                                                  --------

U.S. GOVERNMENT MORTGAGE-
BACKED OBLIGATIONS -- 0.8%
   FNMA
      6.875%, 06/07/02        GBP      5,150         8,205
                                                  --------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $8,822)                                     8,205
                                                  --------

REPURCHASE AGREEMENT -- 1.4%
   State Street Bank 4.75%,
   matures 04/03/00, repurchase
   price $13,284,256 (collateralized
   by U.S. Treasury Note, due
   10/31/01, 6.25%, par value
   $13,265,000, market value
   $13,549,017)                        13,279       13,279
                                                  --------
Total Repurchase Agreement
   (Cost $13,279)                                   13,279
                                                  --------
Total Investments -- 97.1%
   (Cost $952,239)                                 946,903
                                                  --------
Other Assets and Liabilities, Net -- 2.9%           28,010
                                                  --------

NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization
 -- no par value) based on
 93,140,197 outstanding shares
 of beneficial interest                          1,008,915
Distributions in excess of net
   investment income                               (17,706)
Accumulated net realized loss
   on investments                                  (15,008)
Net unrealized depreciation
   on investments                                   (5,336)
Net unrealized appreciation on
   future contracts                                    335
Net unrealized appreciation on
   forward foreign currency contracts,
   foreign currencies and translation
   of other assets and liabilities
   denominated in foreign currencies                  3,713
                                                   --------
Total Net Assets -- 100.0%                         $974,913
                                                   ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE --
   CLASS A                                           $10.47
                                                   ========

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2000 (UNAUDITED)

INTERNATIONAL FIXED
INCOME FUND--CONCLUDED

--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------

(A) SECURITIES SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

BTAN -- BONS DU TRESOR A TAUX FIXE ET A INTERET ANNEL
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GBP -- GREAT BRITIAN POUND
JPY -- JAPANESE YEN
OAT -- OBLIGATIONS ASSIMILABLES DE TRESOR
(1) IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED.
(2) SECURITES SEGREGATED TO COLLATERALIZE FUTURES CONTRACTS WITH AN AGGREGRATE MARKET VALUE OF $85,922,567.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

EMERGING MARKETS DEBT
FUND

FOREIGN BONDS -- 88.9%
ALGERIA -- 3.0%
   Republic of Algeria FRN
     Tranche 1 Restructured
      7.188%, 09/04/06                 3,000      $  2,415
   Republic of Algeria FRN
     Tranche 3 Restructured
      7.188%, 03/04/10                13,300         9,908
                                                  --------
                                                    12,323
                                                  --------
ARGENTINA -- 13.7%
   Government of Argentina
     11.750%, 02/12/07         ARS    12,500        11,818
     11.750%, 04/07/09                 9,650         9,505
     11.375%, 03/15/10                13,825        13,376
     11.375%, 01/30/17                 1,325         1,287
     12.000%, 02/01/20                 2,650         2,671
      6.000%, 03/31/23                 1,100           771
   Government of Argentina 144a (A)
      6.875%, 03/31/23                 8,475         7,183
   Government of Argentina
     Bocon Proveedores 1
      3.013%, 04/01/07                   225           167
   Government of Argentina
     FRB (A)
      7.375%, 03/31/05                 3,828         3,581
   Government of Argentina
     FRN (A)
     11.447%, 04/10/05                 6,250         5,813
                                                  --------
                                                    56,172
                                                  --------
--------------------------------------------------------------------------------
                                   FACE AMOUNT    MARKET
DESCRIPTION                         (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
BRAZIL -- 13.2%
   Government of Brazil
     14.500%, 10/15/09                15,177      $ 16,543
     12.750%, 01/15/20                 8,830         8,777
     12.250%, 03/06/30                 3,450         3,329
   Government of Brazil
     C Bond Bearer
      5.000%, 04/15/14                 2,198         1,635
   Government of Brazil
     C Bond Registered
      5.000%, 04/15/14                 2,757         2,051
   Government of Brazil
     DCB L Bearer (A)
      7.000%, 04/15/12                 7,495         5,677
   Government of Brazil
     DCB L Registered (A)
      7.000%, 04/15/12                 7,800         5,909
   Government of Brazil
     FLIRB L Registered (A)
      5.000%, 04/15/09                 3,000         2,325
   Government of Brazil
     NMB L Bearer (A)
      7.000%, 04/15/09                 7,450         6,305
   Government of Brazil NMB L
     Registered (A)
      7.000%, 04/15/09                 1,750         1,481
                                                  --------
                                                    54,032
                                                  --------
BULGARIA -- 4.0%
   Bulgaria IAB Registered  (A)
      7.063%, 07/28/11                 2,400         1,902
   Republic of Bulgaria
     Discount Notes, Series A
      7.063%, 07/28/24                 5,605         4,505
   Republic of Bulgaria FLIRB
     Non-U.S. Global Bearer, Series A
      2.750%, 07/28/12                13,200         9,471
   Republic of Bulgaria IAB PDI
      7.063%, 07/28/11                   500           396
                                                  --------
                                                    16,274
                                                  --------
COLOMBIA -- 5.0%
   Republic of Colombia
      7.250%, 02/15/03                   800           740
      7.270%, 06/15/03                 6,000         5,460
      9.750%, 04/23/09                 7,125         6,270
      8.700%, 02/15/16                 2,000         1,490
     11.750%, 02/25/20                 5,500         5,321
      8.375%, 02/15/27                 1,500         1,106
                                                  --------
                                                    20,387
                                                  --------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   FACE AMOUNT    MARKET
DESCRIPTION                         (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
COSTA RICA -- 0.6%
   Government of Costa Rica,
     Series B
      6.250%, 05/21/15                 2,600      $  2,288
                                                  --------
CROATIA -- 2.4%
   Government of Croatia FRN,
     Series A
      7.033%, 07/31/10                 8,114         7,525
   Government of Croatia FRN,
     Series B (A)
      7.033%, 07/31/06                 2,326         2,215
                                                  --------
                                                     9,740
                                                  --------
ECUADOR -- 1.6%
   Government of Ecuador
     Discount Notes FRN*
      6.750%, 02/28/25                 1,750           726
   Government of Ecuador
     Registered PAR*
      4.000%, 02/28/25                16,200         5,832
                                                  --------
                                                     6,558
                                                  --------
IVORY COAST -- 0.5%
   Ivory Coast FLIRB 144a (A)
      2.000%, 03/29/18                 2,500           438
   Ivory Coast FLIRB Registered (A)
      2.000%, 03/29/18                 4,000           700
   Ivory Coast PDI
      2.000%, 03/29/18                 5,053         1,036
                                                  --------
                                                     2,174
                                                  --------
JAMAICA -- 0.7%
   Government of Jamaica Registered
     10.875%, 06/10/05                 3,000         2,858
                                                  --------
MEXICO -- 8.9%
   Government of Mexico Discount,
     Series C
      6.836%, 12/31/19                   500           493
   Government of Mexico Par Bonds
     with Recovery Rights, Series B
      6.250%, 12/31/19                 2,897         2,448
   Mexican Par Rights*             2,004,000            --
   Petroleos Mexicanos
      9.250%, 03/30/18                 3,750         3,713
      9.500%, 09/15/27                11,500        11,773
   United Mexico States
      9.750%, 04/06/05                   175           183
     11.375%, 09/15/16                14,759        17,489
     11.500%, 05/15/26                   210           261
                                                  --------
                                                    36,360
                                                  --------

--------------------------------------------------------------------------------
                                   FACE AMOUNT    MARKET
DESCRIPTION                         (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
MOROCCO -- 2.2%
   Morocco R&C Loan FRN,
     Tranche A
      6.844%, 01/01/09                 9,850      $  8,828
                                                  --------
PANAMA -- 4.0%
   Government of Panama
      9.375%, 04/01/29                 2,000         1,910
   Government of Panama IRB
      4.250%, 07/17/14                 8,800         7,040
      8.875%, 09/30/27                 6,680         5,845
   Government of Panama PDI
      4.000%, 07/17/16                 1,955         1,655
                                                  --------
                                                    16,450
                                                  --------
PERU -- 1.7%
   Republic of Peru FLIRB
      3.750%, 03/07/17                 6,880         4,214
   Republic of Peru PDI
      4.500%, 03/07/17                 4,290         2,858
                                                  --------
                                                     7,072
                                                  --------
PHILIPPINES -- 2.4%
   Government of Philippines
      9.875%, 01/15/19                 6,500         5,915
     10.625%, 03/16/25                 4,100         3,910
                                                  --------
                                                     9,825
                                                  --------
POLAND -- 1.5%
   Poland PDI Non-US Global
     Bearer (A)
      6.000%, 10/27/14                    65            59
   Republic of Poland RSTA
      4.000%, 10/27/24                 5,000         3,338
   Telekomunikacja Polska
     144a (A)
      7.750%, 12/10/08                 2,750         2,665
                                                  --------
                                                     6,062
                                                  --------
RUSSIA -- 12.2%
   Russian Government
      9.250%, 11/27/01                   145           134
     11.750%, 06/10/03                 6,145         5,515
     10.000%, 06/26/07                   690           511
     12.750%, 06/24/28                21,245        18,005
   Russian Government
     Principal Loans*
      6.063%, 12/15/20                29,475         8,548
   Russian IAN FRN PIK*
      6.906%, 12/15/15                59,410        17,303
                                                  --------
                                                    50,016
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2000 (UNAUDITED)

EMERGING MARKETS DEBT
FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    FACE AMOUNT      MARKET
DESCRIPTION                      (000) (1)/SHARES  VALUE (000)
--------------------------------------------------------------------------------
VENEZUELA -- 11.3%
   Government of Venezuela
     13.625%, 08/15/18                20,050      $ 18,847
      9.250%, 09/15/27                19,025        12,499
   Government of Venezuela DCB
      7.000%, 12/18/07                 3,048         2,453
   Government of Venezuela Discount,
     Series A (A)
      7.000%, 03/31/20                 6,600         5,016
   Government of Venezuela FLIRB,
     Series A
      7.440%, 03/31/07                 4,167         3,387
   Government of Venezuela FRB,
     Series B 144a (A)
      7.438%, 03/31/07                 4,833         3,841
   Government of Venezuela NMB,
     Series A 144a (A)
      7.125%, 12/18/05                   529           429
                                                  --------
                                                    46,472
                                                  --------
Total Foreign Bonds
   (Cost $323,716)                                 363,891
                                                  --------

U.S. TREASURY OBLIGATION -- 7.6%
   U.S. Treasury Bond
     6.500%, 02/15/10                 30,000        31,078
                                                  --------
Total U.S. Treasury Obligation
   (Cost $31,078)                                   31,078
                                                  --------

REPURCHASE AGREEMENT -- 1.7%
   State Street Bank 4.75%, dated
   03/31/00, matures 04/03/00,
   repurchase price $6,771,679
   (collateralized by U.S.
   Treasury Note, due 11/15/26,
   6.50%, par value $6,450,000,
   market value $6,908,124)            6,769         6,769
                                                  --------
Total Repurchase Agreement
   (Cost $6,769)                                     6,769
                                                  --------
Total Investments -- 98.2%
   (Cost $361,563)                                 401,738
                                                  --------
Other Assets and Liabilities, Net -- 1.9%            7,713
                                                  --------
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization --
 no par value) based on
 44,880,572 outstanding shares
 of beneficial interest                           $392,291
Undistributed net investment income                  9,925
Accumulated net realized loss
   on investments                                  (32,940)
Net unrealized appreciation
   on investments                                   40,175
                                                  --------
Total Net Assets -- 100.0%                        $409,451
                                                  ========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE -- CLASS A               $9.12
                                                  ========
* NON-INCOME PRODUCING SECURITY

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(A) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
ARS -- AREGENTINA PESO
DCB -- DISCOUNT BOND
FLIRB -- FRONT LOADED INTEREST REDUCTION BOND
FRB -- FLOATING RATE BOND
FRN -- FLOATING RATE NOTE
IAB -- INTEREST ARREARS BOND
IAN -- INTEREST ARREARS NOTE
IRB -- INTEREST REVENUE BOND
NMB -- NEW MONEY BOND
PDI -- PAST DUE INTEREST
PIK -- PAID IN-KIND
RSTA -- REVOLVING SHORT TERM AGREEMENT
(1) IN U.S. DOLLARS UNLESS OTHERWISE INDICATED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS (000)
---------------------------------------------------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

                                                 ----------------    ------------      -------------      -----------
                                                                       EMERGING        INTERNATIONAL        EMERGING
                                                  INTERNATIONAL         MARKETS            FIXED             MARKETS
                                                   EQUITY FUND        EQUITY FUND       INCOME FUND         DEBT FUND
                                                  ---------------    ------------      -------------      -----------
INVESTMENT INCOME:
   Dividends                                         $ 13,389         $  6,349          $     --          $      --
   Interest                                             2,294            1,196            18,372             20,259
   Less: Foreign Taxes Withheld                        (1,889)            (237)               --                 --
                                                     --------         --------          --------          ---------
   Total Investment Income                             13,794            7,308            18,372             20,259
                                                     --------         --------          --------          ---------
EXPENSES:
   Management fees                                      5,147            3,680             2,646              1,120
   Investment advisory fees                             5,776            5,945               980              1,465
   Less: Investment advisory fees waived                 (113)            (794)             (106)              (533)
   Shareholder servicing fees                           2,858            1,415             1,102                431
   Less: Shareholder servicing fees waived                 --               --              (475)              (235)
   Custodian/wire agent fees                              779              727               176                 42
   Professional fees                                       30               13                13                  2
   Registration & filing fees                             105               31                60                 16
   Printing fees                                           32               15                15                  5
   Trustee fees                                            12                6                 5                  2
   Pricing fees                                             8                7                 6                  7
   Distribution fees                                        1               --                --                 --
   Amortization of deferred organization costs             --                1                --                  2
   Miscellaneous expenses                                  27               11                12                  4
                                                     --------         --------          --------          ---------
   Total Expenses                                      14,662           11,057             4,434              2,328
                                                     --------         --------          --------          ---------
NET INVESTMENT INCOME (LOSS)                             (868)          (3,749)           13,938             17,931
                                                     --------         --------          --------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS:
   Net realized gain (loss) from:
     Security transactions                            120,482           87,137            (7,641)              (197)
     Futures contracts                                  8,130               --            (1,186)                --
   Net realized loss on forward foreign
     currency contracts and foreign
     currency transactions                             (1,959)            (931)          (18,491)                --
   Net change in unrealized appreciation
     (depreciation) on forward foreign
     currency contracts, futures contracts,
     foreign currencies, and translation
     of other assets and liabilities
     in foreign currency                                 (302)            (678)            6,662                 --
   Net change in unrealized appreciation
     (depreciation) on investments                    295,920          230,934*          (23,194)            51,402
                                                     --------         --------          --------          ---------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $421,403         $312,713          $(29,912)         $  69,136
                                                     ========         ========          ========          =========

*NET OF $1,085,644 CHARGE IN ACCRUED FOREIGN WITHHOLDING TAX ON APPRECIATED SECURITIES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (000)
---------------------------------------------------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH
31, 2000 (UNAUDITED) AND FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                                                   ---------------------              --------------------
                                                                       INTERNATIONAL                     EMERGING MARKETS
                                                                        EQUITY FUND                        EQUITY FUND
                                                                   ---------------------              ---------------------
                                                                    10/1/99-   10/1/98-                10/1/99-   10/1/98-
                                                                     3/31/00    9/30/99                 3/31/00    9/30/99
                                                                   ---------------------              ---------------------
OPERATIONS:
   Net investment income (loss)                                    $    (868)  $   5,344           $   (3,749)  $    (2,453)
   Net realized gain (loss) from investment transactions             120,482      32,833               87,137       (34,375)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                       6,171        (641)                (931)       (2,152)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, futures contracts,
     foreign currencies, and translation of other assets and
     liabilities denominated in foreign currencies                      (302)      1,244                 (678)         (117)
   Net change in unrealized appreciation
     on investments                                                  295,920     372,263              230,934*      301,729**
                                                                  ----------  ----------           ----------    ----------
   Net increase  in net assets from operations                       421,403     411,043              312,713       262,632
                                                                  ----------  ----------           ----------    ----------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                          (7,033)    (11,193)                (587)       (1,049)
     Class D                                                              (1)         (3)                  --            --
   Net realized gains:

     Class A                                                         (36,907)    (37,113)                  --            --
     Class D                                                              (8)        (12)                  --            --
                                                                  ----------  ----------           ----------    ----------
   Total distributions                                               (43,949)    (48,321)                (587)       (1,049)
                                                                  ----------  ----------           ----------    ----------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:

     Proceeds from shares issued                                   1,217,263   1,066,515              507,378       450,898
     Reinvestment of cash distributions                               40,706      43,631                  552         1,011
     Cost of shares redeemed                                        (681,330)   (595,013)            (385,886)     (345,051)
                                                                  ----------  ----------           ----------    ----------
     Increase in net assets from

       Class A transactions                                          576,639     515,133              122,044       106,858
                                                                  ----------  ----------           ----------    ----------
   Class D:

     Proceeds from shares issued                                          71          44                   --            --
     Reinvestment of cash distributions                                    9          15                   --            --
     Cost of shares redeemed                                             (14)        (67)                  --            --
                                                                  ----------  ----------           ----------    ----------
     Increase (decrease) in net assets from

       Class D transactions                                               66          (8)                  --            --
                                                                  ----------  ----------           ----------    ----------
INCREASE IN NET ASSETS DERIVED FROM

   CAPITAL SHARE TRANSACTIONS                                        576,705     515,125              122,044       106,858
                                                                  ----------  ----------           ----------    ----------
         Net increase in net assets                                  954,159     877,847              434,170       368,441
NET ASSETS:

   Beginning of period                                             1,844,885     967,038              866,911       498,470
                                                                  ----------  ----------           ----------    ----------
   End of period                                                  $2,799,044  $1,844,885           $1,301,081    $  866,911
                                                                  ==========  ==========           ==========    ==========
(1) CAPITAL SHARE TRANSACTIONS:
   Class A:

     Shares issued                                                    88,973      97,155               43,643        56,297
     Shares issued in lieu of cash distributions                       3,108       4,292                   48           141
     Shares redeemed                                                 (50,124)    (54,402)             (33,174)      (42,292)
                                                                  ----------  ----------           ----------    ----------
     Total Class A transactions                                       41,957      47,045               10,517        14,146
                                                                  ----------  ----------           ----------    ----------
   Class D:

     Shares issued                                                         5           4                   --            --
     Shares issued in lieu of cash distributions                           1           2                   --            --
     Shares redeemed                                                      (1)         (7)                  --            --
                                                                  ----------  ----------           ----------    ----------
     Total Class D transactions                                            5          (1)                  --            --
                                                                  ----------  ----------           ----------    ----------
         Net increase in capital shares                               41,962      47,044               10,517        14,146
                                                                  ==========  ==========           ==========    ==========

  *NET OF $1,085,644 CHARGE IN ACCRUED FOREIGN WITHHOLDING TAX ON APPRECIATED
   SECURITIES.
 **NET OF $365,920 CHARGE IN ACCRUED FOREIGN WITHHOLDING TAXES ON APPRECIATED SECURITIES.
   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (000)
---------------------------------------------------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2000 (UNAUDITED) AND FOR THE YEAR ENDED
SEPTEMBER 30, 1999

                                                                    --------------------             ----------------------
                                                                        INTERNATIONAL                   EMERGING MARKETS
                                                                      FIXED INCOME FUND                     DEBT FUND
                                                                    --------------------             ----------------------
                                                                    10/1/99-   10/1/98-                10/1/99-   10/1/98-
                                                                     3/31/00    9/30/99                 3/31/00    9/30/99
                                                                    --------------------             -----------------------
OPERATIONS:
   Net investment income                                            $ 13,938    $ 19,381             $ 17,931      $ 27,534
   Net realized loss from investment transactions                     (8,827)     (3,927)                (197)         (776)
   Net realized gain (loss) on forward foreign currency

     contracts and foreign currency transactions                     (18,491)     (6,019)                  --            12
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, futures contracts,
     foreign currencies, and translation of other assets and

     liabilities denominated in foreign currencies                     6,662      (4,342)                  --            --
   Net change in unrealized appreciation (depreciation)
     on investments                                                  (23,194)    (11,734)              51,402        29,103
                                                                    --------    --------             --------      --------
   Net increase (decrease) in net assets from operations             (29,912)     (6,641)              69,136        55,873
                                                                    --------    --------             --------      --------
DISTRIBUTIONS FROM:
   Net investment income:

     Class A                                                         (14,879)    (25,854)             (28,919)      (18,629)
   Net realized gains:
     Class A                                                              --      (9,656)                  --            --
                                                                    --------    --------             --------      --------
   Total distributions                                               (14,879)    (35,510)             (28,919)      (18,629)
                                                                    --------    --------             --------      --------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:

     Proceeds from shares issued                                     337,180     473,365              116,940       145,289
     Reinvestment of cash distributions                               14,289      33,746               28,405        18,391
     Cost of shares redeemed                                        (141,205)   (189,320)             (60,104)      (79,869)
                                                                    --------    --------             --------      --------

INCREASE IN NET ASSETS DERIVED FROM

   CAPITAL SHARE TRANSACTIONS                                        210,264     317,791               85,241        83,811
                                                                    --------    --------             --------      --------
         Net increase in net assets                                  165,473     275,640              125,458       121,055
NET ASSETS:

   Beginning of period                                               809,440     533,800              283,993       162,938
                                                                    --------    --------             --------      --------
   End of period                                                    $974,913    $809,440             $409,451      $283,993
                                                                    ========    ========             ========      ========
(1) CAPITAL SHARE TRANSACTIONS:
   Class A:

     Shares issued                                                    31,715      42,467               13,352        19,085
     Shares issued in lieu of cash distributions                       1,332       2,846                3,385         2,533
     Shares redeemed                                                 (13,323)    (16,794)              (6,888)      (10,439)
                                                                    --------    --------             --------      --------
         Net increase in capital shares                               19,724      28,519                9,849        11,179
                                                                    ========    ========             ========      ========
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2000 (UNAUDITED), THE YEAR ENDED
SEPTEMBER 30, 1999 FOR THE SEVEN MONTH PERIOD ENDED SEPTEMBER 30, 1998 AND FOR THE YEARS ENDED FEBRUARY 28 OR 29.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



          NET ASSET                                      DISTRIBUTIONS   DISTRIBUTIONS
            VALUE            NET       NET REALIZED AND     FROM NET         FROM           NET ASSETS
          BEGINNING      INVESTMENT       UNREALIZED       INVESTMENT   REALIZED CAPITAL     END OF        TOTAL
          OF PERIOD    INCOME/(LOSS)    GAINS/(LOSSES)     INCOME (5)        GAINS         PERIOD (000)   RETURN*
--------------------------------------------------------------------------------------------------------------------------
--------------------------
INTERNATIONAL EQUITY FUND
--------------------------
CLASS A
 For the six month period ended March 31:
 2000    $12.09           $(0.02)          $ 2.58             $(0.04)       $(0.23)           $14.38        21.47%
 For the year ended September 30:
 1999(5) $ 9.16           $  0.04          $ 3.34             $(0.10)       $(0.35)           $12.09        37.86%
 For the seven month period ended September 30:
 1998(5) $10.15           $  0.07          $(1.06)            $  --         $  --             $ 9.16        (9.75)%
 For the years ended February 28 or 29:
 1998(5) $ 9.67           $  0.17          $ 0.77             $(0.18)       $(0.28)           $10.15        10.21%
 1997     10.00              0.09            0.47              (0.07)        (0.82)             9.67         5.70
 1996      9.59              0.14            1.45              (0.19)        (0.99)            10.00        17.30
 1995     11.00              0.15           (0.97)                --         (0.59)             9.59        (7.67)
CLASS D
 For the six month period ended March 31:
 2000    $11.97           $ (0.03)         $ 2.56             $(0.02)       $(0.23)           $14.25        21.43%
 For the year ended September 30:
 1999    $ 9.07           $ (0.01)         $ 3.35             $(0.09)       $(0.35)           $11.97        37.69%
 For the seven month period ended September 30:
 1998(5) $10.06           $  0.06          $(1.05)            $   --        $  --             $ 9.07        (9.84)%
 For the years ended February 28 or 29:
 1998(5) $ 9.58           $ 0.15           $ 0.77             $(0.16)       $(0.28)           $10.06         9.92%
 1997      9.93             0.05             0.47              (0.05)        (0.82)             9.58         5.39
 1996      9.56             0.04             1.50              (0.18)        (0.99)             9.93        16.77
 1995(1)  10.81             0.01            (0.67)                --         (0.59)             9.56        (6.33)

-----------------------------
EMERGING MARKETS EQUITY FUND
-----------------------------
CLASS A
 For the six month period ended March 31:
 2000    $ 9.13           $(0.03)          $ 3.24             $(0.01)       $  --             $12.33        35.12%
 For the year ended September 30:
 1999    $ 6.17           $(0.03)          $ 3.00             $(0.01)       $  --             $ 9.13        48.23%
 For the seven month period ended September 30:
 1998    $10.55           $ 0.07           $(4.45)            $   --        $  --             $ 6.17       (41.52)%
 For the years ended February 28 or 29:
 1998    $12.87           $(0.03)          $(2.25)            $(0.03)       $(0.01)           $10.55       (17.72)%
 1997     10.93             0.01             1.96              (0.02)        (0.01)            12.87        18.02
 1996     10.27            (0.02)            0.72                 --         (0.04)            10.93         6.83
 1995(2)  10.00             0.01             0.26                 --           --              10.27         2.70
-------------------------------
INTERNATIONAL FIXED INCOME FUND
-------------------------------
CLASS A
 For the six month period ended March 31:
 2000    $11.03           $(0.06)          $(0.32)            $(0.18)       $  --             $10.47       (3.50)%
 For the year ended September 30:
 1999    $11.89           $ 0.30           $(0.42)            $(0.53)       $(0.21)           $11.03       (1.36)%$
 For the seven month period ended September 30:
 1998    $10.68           $ 0.40           $ 0.81             $   --        $  --             $11.89        11.33%
 For the years ended February 28 or 29:
 1998    $10.53           $ 0.23           $ 0.11             $(0.10)       $(0.09)           $10.68         3.23%
 1997     10.77             0.71            (0.49)             (0.38)        (0.08)            10.53         1.85
 1996     10.42             0.58             0.89              (1.02)        (0.10)            10.77        13.96
 1995     10.23             0.43             0.40              (0.62)        (0.02)            10.42         8.43
--------------------------
EMERGING MARKETS DEBT FUND
--------------------------
CLASS A
 For the six month period ended March 31:
 2000    $ 8.11           $ 0.85           $ 0.93             $(0.77)       $  --             $ 9.12        22.82%
 For the year ended September 30:
 1999    $ 6.83           $ 0.84           $ 1.19             $(0.75)       $  --             $ 8.11        31.15%
 For the seven month period ended September 30:
 1998    $10.31           $(0.11)          $(3.37)            $   --        $  --             $ 6.83       (33.75)%
 For the year ended February 28:
 1998(3) $10.00           $ 0.56           $  --              $(0.25)       $  --             $10.31         5.64%

                                                                           RATIO OF
                                                          RATIO OF      NET INVESTMENT
                                            RATIO OF      EXPENSES       INCOME/(LOSS)
                          RATIO OF      NET INVESTMENT  TO AVERAGE      TO AVERAGE
            NET ASSETS     EXPENSES       INCOME/(LOSS)  NET ASSETS       NET ASSETS      PORTFOLIO
             END OF      TO AVERAGE       TO AVERAGE    (EXCLUDING       (EXCLUDING       TURNOVER
          PERIOD (000)    NET ASSETS       NET ASSETS     WAIVERS)         WAIVERS)          RATE
---------------------------------------------------------------------------------------------------
--------------------------
INTERNATIONAL EQUITY FUND
--------------------------
CLASS A
 For the six month period ended March 31:
 2000       $2,798,465    1.28%[DAGGER]   (0.07)%[DAGGER]   1.29%[DAGGER]  (0.08)%[DAGGER]    41%
 For the year ended September 30:
 1999(5)    $1,844,459    1.28%            0.39%            1.31%           0.36%             61%
 For the seven month period ended September 30:
 1998(5)    $  966,707    1.24%[DAGGER]    1.60%[DAGGER]    1.31%[DAGGER]   1.53%[DAGGER]     66%
 For the years ended February 28 or 29:
 1998(5)    $  851,542    1.21%            1.31%            1.30%           1.22%             75%
 1997          524,062    1.28             1.11             1.42            0.97             117
 1996          347,646    1.25             1.29             1.29            1.25             102
 1995          328,503    1.19             1.30             1.21            1.28              64
CLASS D
 For the six month period ended March 31:
 2000       $      579    1.43%[DAGGER]   (0.22)%[DAGGER]   1.44%[DAGGER]  (0.23)%[DAGGER]    41%
 For the year ended September 30:
 1999       $      426    1.43%            0.20%            1.46%           0.17%             61%
 For the seven month period ended September 30:
 1998(5)    $      331    1.39%[DAGGER]    1.36%[DAGGER]    1.46%[DAGGER]   1.29%[DAGGER]     66%
 For the years ended February 28 or 29:
 1998(5)    $      302    1.36%            1.16%            1.45%           1.07%             75%
 1997              177    1.55             0.71             1.65            0.61             117
 1996              199    1.65             0.58             1.90            0.33             102
 1995(1)            51    1.47             0.42             1.48            0.41              64
-----------------------------
EMERGING MARKETS EQUITY FUND
-----------------------------
CLASS A
 For the six month period ended March 31:
 2000       $1,301,081    1.95%[DAGGER]   (0.66)%[DAGGER]   2.09%[DAGGER]  (0.80)%[DAGGER]    52%
 For the year ended September 30:
 1999       $  866,911    1.95%           (0.35)%           2.14%          (0.54)%           129%
 For the seven month period ended September 30:
 1998       $  498,470    1.95%[DAGGER]   1.51%[DAGGER]     2.24%[DAGGER]   1.22%[DAGGER]     46%
 For the years ended February 28 or 29:
 1998       $  509,748    1.95%           (0.12%)           2.36%          (0.53)%            76%
 1997          221,474    1.95            (0.04)            2.55           (0.64)            100
 1996           67,181    1.95            (0.23)            2.72           (1.00)            104
 1995(2)         5,300    1.95             1.79             4.98           (1.24)             --
-------------------------------
INTERNATIONAL FIXED INCOME FUND
-------------------------------
CLASS A
 For the six month period ended March 31:
 2000       $ 974,913     1.00%[DAGGER]    3.16%[DAGGER]    1.14%[DAGGER]   3.02%[DAGGER]    122%
 For the year ended September 30:
 1999       $ 809,440     1.00%            2.97%            1.22%           2.75%            278%
 For the seven month period ended September 30:
 1998       $  533,800    1.00%[DAGGER]    3.61%[DAGGER]    1.21%[DAGGER]   3.40%[DAGGER]    112%
 For the years ended February 28 or 29:
 1998       $  408,974    1.00%            3.92%            1.24%           3.68%            280%
 1997          204,219    1.00             3.99             1.39            3.60             352
 1996           84,318    1.00             4.70             1.27            4.43             269
 1995           42,580    1.00             4.68             1.30            4.38             303
--------------------------
EMERGING MARKETS DEBT FUND
--------------------------
CLASS A
 For the six month period ended March 31:
 2000       $  409,451   1.35%[DAGGER]   10.38%[DAGGER]     1.79%[DAGGER]   9.94%[DAGGER]    119%
 For the year ended September 30:
 1999       $  283,993   1.35%           12.27%             1.82%          11.80%            184%
 For the seven month period ended September 30:
 1998       $  162,938   1.35%[DAGGER]   10.28%[DAGGER]     1.84%[DAGGER]   9.79%[DAGGER]    186%
 For the year ended February 28:
 1998(3)    $  154,284   1.35%            8.05%             1.94%           7.46%            269%

 +  ANNUALIZED.
 *  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) INTERNATIONAL EQUITY CLASS D SHARES WERE OFFERED BEGINNING MAY 1, 1994. ALL
    RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(2) EMERGING MARKETS EQUITY CLASS A SHARES WERE OFFERED BEGINNING JANUARY 17, 1995. ALL RATIOS
    FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(3) EMERGING MARKETS DEBT CLASS A SHARES WERE OFFERED BEGINNING JUNE 29, 1997.
    ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(4) DISTRIBUTIONS FROM NET INVESTMENT INCOME INCLUDE DISTRIBUTIONS OF CERTAIN
    FOREIGN CURRENCY GAINS AND LOSSES.
(5) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS/(LOSSES) CALCULATED
    USING AVERAGE SHARES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2000 (UNAUDITED)

1. ORGANIZATION

SEI Institutional International Trust, (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds and Class D shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
     SECURITY VALUATION -- Investment securities that are listed on a securities exchange for which market quotations are readily available are valued by an independent pricing service at the last quoted sales price for such securities, or if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at amortized cost, which approximates market value. Other securities for which market quotations are not readily available or securities whose market quotations do not reflect market value are valued at fair value using good faith pricing procedures approved by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the intention of each Fund to continue to qualify as a regulated investment company and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.
     The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.
     NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral to cover principal and interest, including accrued interest thereon, is sufficient in the event of default by the counterparty.
     The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty of the repurchase agreement.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2000 (UNAUDITED)
     For foreign equity securities, the Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.
     The Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.
     The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.
     FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.
     FUTURES CONTRACTS -- The International Equity Fund and the International Fixed Income Fund utilized futures contracts during the period ended March 31, 2000. The Funds investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of its benchmark index.
     Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked to market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.
     OPTION SELLING/PURCHASING -- The Funds may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.
     CLASSES -- Class-specific expenses, such as Shareholder Servicing for Class A and 12b-1 and Transfer Agent for Class D, are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.

--------------------------------------------------------------------------------




     OTHER -- Security transactions are reported for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Investments Fund Management (the "Manager") and the Trust are parties to a management agreement dated September 30, 1988, under which the Manager provides management, administrative and shareholder services to the Trust for an annual fee equal to .45% of the average daily net assets of the International Equity Fund, .60% of the average daily net assets of the International Fixed Income Fund, and .65% of the average daily net assets of the Emerging Markets Equity and Emerging Markets Debt Funds. The Manager has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each Fund.
     SEI Investments Management Corporation ("SIMC") acts as the investment adviser for the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds. Under the Invest-ment Advisory Agreement, SIMC receives an annual fee of .505% of the average daily net assets of the International Equity Fund, 1.05% of the average daily net assets of the Emerging Markets Equity Fund, and .85% of the average daily net assets of the Emerging Markets Debt Fund.
     As of March 31, 2000, pursuant to Sub-Advisory Agreements with SIMC, Acadian Asset Management, Inc., Capital Guardian Trust Company, BlackRock International, Ltd., SG Pacific Asset Management Inc. (formally Yamaichi Capital Management, Inc.) and Oechsle International Advisors serve as Sub-Advisers to the International Equity Fund, and SG Pacific Asset Management Inc. (formally Yamaichi Capital Management. Inc.), Morgan Stanley Asset Management Inc.,
Nicholas-Applegate   Capital   Management  Inc.,   Coronation  Asset  Management
(Proprietary) Limited, and Credit Suisse Asset Management Limited serve as Sub-Advisers to the Emerging Markets Equity Fund. Salomon Brothers Asset Management, Inc. serves as the Sub-Adviser to the Emerging Markets Debt Fund.
     Strategic Fixed Income, LLC, the Adviser for the International Fixed Income Fund, is a party to an investment advisory agreement with the Trust dated June 15, 1993. Under the investment advisory agreement, Strategic Fixed Income, LLC, receives an annual fee of up to .30% of the average daily net assets of the Fund. Strategic Fixed Income, LLC, has voluntarily agreed to waive all or a portion of its fee, in conjunction with the Manager, in order to limit the total operating expenses of the Fund. Effective January 1, 2000, Strategic Fixed Income, LLC, receives an annual fee of up to .15% of the average net assets of the Fund.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. Effective April 15, 1996, the Trust adopted a shareholder servicing plan (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to the Class A shares are paid to the Distributor. Under the Class A Plan, the Distributor may perform, or may compensate other service providers for performing certain shareholder and administrative services.
     The International Equity Fund has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares is paid to the Distributor. As of March 31, 2000, the Distributor was taking a fee under the Class D Plan of .25% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. In addition, Class D shares incur transfer agency fees of up to .15% of the average daily net assets. Class D is also subject to a 5% sales load on purchases of shares.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2000 (UNAUDITED)

     Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of the Manager. Compensation of Officers and affiliated Trustees is paid by the manager.
     For the period ended March 31, 2000, the Funds paid commissions of $747,403 to affiliated broker-dealers.
     The Emerging Markets Equity and International Equity Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the period ended March 31, 2000 were $6,215 and $13,204, respectively.

     4. ORGANIZATIONAL COSTS
Organizational costs have been capitalized by the Funds and are being amortized using the straight line method over sixty months beginning with the commencement of operations. In the event any of the initial shares of a Fund acquired by the Manager are redeemed during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the Manager by the Fund will be reduced by an amount equal to a pro-rata portion of the unamortized organizational costs.

5. FORWARD FOREIGN CURRENCY CONTRACTS
The Funds enter into forward foreign currency exchange contracts as hedges against fund positions and anticipated fund positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

     The following forward foreign currency contracts were outstanding at March 31, 2000:
                                          IN         UNREALIZED
      MATURITY        CONTRACTS TO     EXCHANGE    APPRECIATION
        DATES        DELIVER/RECEIVE      FOR     (DEPRECIATION)
-----------------   ----------------   --------   --------------
EMERGING MARKETS EQUITY FUND
----------------------------
FOREIGN CURRENCY SALES:
4/4/00           GD     674,000,000  $ 1,922,967    $ (3,159)
                                     -----------    --------
                                                    $ (3,159)
                                                    ========
INTERNATIONAL EQUITY FUND
-------------------------
FOREIGN CURRENCY SALES:
4/28/00          EC         288,021  $   276,846    $  1,237
4/3/00-4/5/00    JY      27,756,935      264,736      (5,415)
4/5/00           UK       1,147,710    1,820,038      (7,845)
                                     -----------    --------
                                     $ 2,361,619    $(12,023)
                                     -----------    --------
FOREIGN CURRENCY PURCHASES:
4/4/00           CD         404,161  $   277,774    $  1,169
4/4/00-4/28/00   EC       3,500,102    3,358,480     (13,210)
4/3/00           HD       1,547,048      198,683        --
4/4/00           JY     280,953,560    2,669,392      64,949
4/4/00           SD         227,570      132,408         557
4/4/00           SK       5,216,783      605,828      (2,913)
4/4/00           TB       2,086,649       55,202        --
4/6/00           UK       1,066,070    1,699,848      (1,960)
                                     -----------    --------
                                     $ 7,297,768    $ 48,592
                                     -----------    --------
                                                    $ 36,569
                                                    ========

--------------------------------------------------------------




                                          IN        UNREALIZED
      MATURITY        CONTRACTS TO     EXCHANGE   APPRECIATION
        DATES        DELIVER/RECEIVE     FOR     (DEPRECIATION)
---------------     ----------------   --------  --------------
INTERNATIONAL FIXED INCOME FUND
-------------------------------
FOREIGN CURRENCY SALES:
5/17/00          AD      3,614,423  $   2,180,907 $   (16,600)
5/17/00          CD    185,521,759    126,619,701  (1,562,895)
5/17/00          CH     71,240,176     43,048,071      51,762
5/17/00          DK     62,985,489      3,240,000     127,547
5/17/00          EC    383,206,544    384,430,076   4,564,343
5/17/00          GD     69,904,667        201,739       2,509
5/17/00          JY 20,838,434,031    198,102,799  (6,285,459)
5/17/00          SK     70,676,567      8,151,195     (39,462)
5/17/00          UK     63,124,082     99,337,140  (1,249,924)
                                     ------------ -----------
                                     $865,311,628 $(4,408,179)
                                     ------------ -----------

FOREIGN CURRENCY PURCHASES:
5/17/00          AD      7,391,873   $  4,539,349 $   (45,217)
5/17/00          CD     50,470,823     34,412,256     459,563
5/17/00          CH    101,381,239     61,382,596    (194,945)
5/17/00          DK    136,653,925     17,776,897    (176,040)
5/17/00          EC    251,575,771    244,676,114  (3,647,470)
5/17/00          JY 38,939,489,441    381,434,630  10,493,033
5/17/00          SK     22,114,576      2,548,731      14,111
5/17/00          UK     80,881,553    127,334,950   1,548,317
                                     ------------ -----------
                                     $874,105,524 $ 8,451,352
                                     ------------ -----------
                                                  $ 4,043,173
                                                  ===========

CURRENCY LEGEND

AD    Australian Dollar   HD    Hong Kong Dollar
CD    Canadian Dollar     JY    Japanese Yen
CH    Swiss Franc         SD    Singapore Dollar
DK    Danish Kroner       SK    Swedish Krona
EC    Euro Currency       TB    Thailand Baht
GD    Greek Drachma       UK    British Pound Sterling

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the period ended March 31, 2000, were as follows:

                                     PURCHASES    SALES
                                       (000)      (000)
                                    ---------- ----------
International Equity Fund           $1,400,351 $  829,231
Emerging Markets Equity Fund           625,722    553,325
International Fixed Income Fund        697,582    705,355
Emerging Markets Debt Fund             300,593    237,867

     The International Fixed Income Fund purchased $167,410,603 and sold $142,588,866 in U.S. government securities, during the period ended March 31, 2000.
     For Federal income tax purposes, the cost of securities owned at March 31, 2000 and the net realized gains or losses on securities sold for the period then ended was not materially different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at March 31, 2000 for the Funds is as follows:

                                                   BOOK NET
                                                 UNREALIZED
                    APPRECIATED  DEPRECIATED    APPRECIATION/
                    SECURITIES   SECURITIES     (DEPRECIATION)
                       (000)        (000)           (000)
                    ----------   -----------    -------------
International Equity
   Fund             $656,704     $(86,779)        $569,925
Emerging Markets
   Equity Fund       429,093      (34,229)         394,864*
International Fixed
   Income Fund        22,785      (28,121)         (5,336)
Emerging Markets
   Debt Fund          46,354       (6,179)         40,175

*Net of $1,085,644 charge in accrued foreign withholding tax on appreciated securities.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2000 (UNAUDITED)

7. FUTURES CONTRACTS

The following Funds had futures contracts open as of March 31, 2000:

  CONTRACT          NUMBER OF   TRADE   SETTLEMENT  UNREALIZED
 DESCRIPTION        CONTRACTS   PRICE      MONTH    GAIN/(LOSS)
------------       ----------  -------  ---------- ------------
INTERNATIONAL EQUITY FUND

Australia Ords Index  4        3,245    June 2000   $  (3,916)
Australia Ords Index 14        3,254    June 2000     (15,628)
Australia Ords Index  2        3,274    June 2000      (2,840)
Australia Ords Index  3        3,210    June 2000      (1,337)

CAC 40 Index         63        6,271    June 2000      (8,866)
CAC 40 Index          9        6,333    June 2000      (6,763)
CAC 40 Index         13        6,234    June 2000       2,176

Dax Index            13        7,835    June 2000     (70,782)
Dax Index             4        7,900    June 2000     (28,082)
Dax Index             5        7,887    June 2000     (33,471)
Dax Index             2        7,853    June 2000     (11,767)
Dax Index             1        7,960    June 2000      (8,481)
Dax Index             5        7,675    June 2000      (8,388)

FT-SE 100 Index      20        6,587    June 2000       3,984
FT-SE 100 Index      20        6,602    June 2000        (760)
FT-SE 100 Index      19        6,600    June 2000        (269)
FT-SE 100 Index       5        6,650    June 2000      (3,980)
FT-SE 100 Index      10        6,702    June 2000     (16,190)
FT-SE 100 Index      12        6,440    June 2000      30,605

Hang Seng Index       8       17,235    April 2000     11,312
Hang Seng Index       1       17,785    April 2000     (2,118)
Hang Seng Index       2       17,400    April 2000        706

IBEX 35 Index         3       12,528    April 2000     (16,893)
IBEX 35 Index         3       12,340    April 2000     (11,426)
IBEX 35 Index         3       12,231    April 2000      (8,307)
IBEX 35 Index         1       12,134    April 2000      (1,829)
IBEX 35 Index         3       12,260    April 2000      (9,159)
IBEX 35 Index         3       12,180    April 2000      (6,845)
IBEX 35 Index         2       11,790    April 2000       2,888

MIB 30 Index          1       49,365    June 2000     (14,869)
MIB 30 Index          2       48,145    June 2000     (17,913)
MIB 30 Index          1       47,225    June 2000      (4,536)
MIB 30 Index          1       47,350    June 2000      (5,145)
MIB 30 Index          1       48,050    June 2000      (8,545)
MIB 30 Index          2       47,735    June 2000     (14,089)
MIB 30 Index          1       45,965    June 2000       1,414

NIKKEI 225 Index     24       19,700    June 2000      76,678
NIKKEI 225 Index     43       19,380    June 2000     203,406
NIKKEI 225 Index      1       19,355    June 2000       4,848
NIKKEI 225 Index     18       19,650    June 2000      62,361
NIKKEI 225 Index      6       19,700    June 2000      19,383
NIKKEI 225 Index     13       20,335    June 2000       3,486
                                                     --------
                                                     $ 80,053
                                                     ========
INTERNATIONAL FIXED INCOME FUND

Japan 10 Year Bond   61          131    June 2000    $350,100
Japan 10 Year Bond    6          132    June 2000     (14,628)
                                                     --------
                                                     $335,472
                                                     ========

8. CONCENTRATION OF RISKS

Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund and Emerging Markets Debt Fund invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet its obligations may be affected by economic and political developments in a specific country, industry or region.

9. LOAN PARTICIPATIONS AND BRADY BONDS
The Emerging Markets Debt Fund (the "Fund") invests in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Fund may have difficulty disposing of Participations and Assignments because the market for such instruments is not highly liquid.

--------------------------------------------------------------------------------




     Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

10. LINE OF CREDIT
Each Fund may borrow, an amount up to its prospectus defined limitations, from an $81 million committed line of credit available to the SEI Institutional International Funds. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.625%. As of March 31, 2000, no Fund had an outstanding borrowing.

                                      NOTES

================================================================================

--------------------
SEI INSTITUTIONAL
INTERNATIONAL TRUST
--------------------
SEMI-ANNUAL REPORT
--------------------
MARCH 31, 2000

Robert A. Nesher
CHAIRMAN
TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark E. Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY
James R. Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
INVESTMENT ADVISORS
INTERNATIONAL EQUITY FUND
SEI Investments Management Corporation
EMERGING MARKETS EQUITY FUND
SEI Investments Management Corporation
INTERNATIONAL FIXED INCOME FUND
Strategic Fixed Income LLC
EMERGING MARKETS DEBT FUND
SEI Investments Management Corporation
MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management
DISTRIBUTOR
SEI Investments Distribution Co.
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1[BULLET]800[BULLET]DIAL[BULLET]SEI/
1[BULLET]800[BULLET]342[BULLET]5734

                                 [logo omitted]

SEI-F-031-09